Subsequent Event	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

Note 23 — Subsequent Event

On July 31, 2012, the Company’s shareholders approved the institution of a quarterly cash dividend program at the rate of $0.13 per share. On August 1, 2012, the Company’s board of directors authorized the first payment, in the aggregate amount of $21,120, which was paid on October 19, 2012. On November 6, 2012, the Company’s board of directors approved another dividend payment, in the rate of $0.13 per share, and set December 31, 2012, as the record date for determining the shareholders entitled to receive the dividend, which is payable on January 18, 2013.